CONVERTIBLE NOTES	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
CONVERTIBLE NOTES

NOTE 5 – CONVERTIBLE NOTES

A.	On April 1, 2020 the Company entered into a Convertible Note Purchase Agreement (the “CL Agreement”) with Citrine S A L , WealthStone Private Equity Ltd, WealthStone Holdings Ltd, Golden Holdings Neto Ltd, Beezz Home Technologies Ltd, Citrine Biotech 5 LP, Citrine High Tech 6 LP, Citrine High Tech 7 LP, Citrine 8 LP, Citrine 9 LP and Citrine Biotech 10 LP (together, the “Buyer”), all of which are affiliated with the Company. Under the CL Agreement, the Buyer agreed to purchase and the Company agreed to issue and sell, for up to an aggregate principal amount of up to $1,800 thousand, notes convertible into shares of Common Stock of the Company (the “Notes”), with a drawdown period starting on April 1, 2020 and ending upon the earlier of (i) 6 months thereafter and (ii) the consummation of a public offering by the Company. The CL Agreement provides that the Notes will bear an annual interest rate of six percent (6%) and that the conversion price per share of Common Stock shall equal 85% multiplied by the market price (as defined in the Notes), representing a discount of 15%, and that each Note will mature 18 months following the payment date.

On April 19, 2020 and June 12, 2020, the Company provided draw down notices under the CL Agreement for amounts of $170 thousand and $1 million, respectively, which were received in cash by the Company.

On June 12, 2020, the CL Agreement was amended (hereafter “Amendment”) to provide that for each draw down made by the Company under the CL Agreement, the Buyer shall be entitled to receive two types of warrants: A warrants and B warrants, with the A warrants exercisable at any time between 6 and 12 months after issuance for an exercise price per share equal to 1.25 times the average of the closing prices of the 3 trading days preceding the draw down, and the B warrants exercisable at any time between 6 and 24 months after issuance for an exercise price per share equal to 1.5 times the average of the closing prices of the 5 trading days preceding the draw down, and that the number of each of the A warrants and the B warrants issued will be equal to the draw down amount divided by the average of the closing prices of the 3 trading days preceding the draw down, and that these amended terms will apply in respect of all draw downs, including drawdowns made prior to the date of the amendment.

Conversion feature

In accordance with ASC 815-15-25 the conversion feature was considered an embedded derivative instrument, and is to be recorded at its fair value separately from the convertible notes, within current liabilities in the Company’s balance sheet. The conversion component is then marked to market at each reporting period with the resulting gains or losses shown in the statements of operations.

CITRINE GLOBAL CORP.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 5 – CONVERTIBLE NOTES (cont’d)

The fair value of the conversion feature (hereafter “Convertible Component”) was estimated using the Monte Carlo Simulation Model to compute the Convertible Component’s fair value. The assumptions used to perform the Monte-Carlo simulation model were consistent with those utilized in the Company’s Black-Scholes valuation for stock options are detailed below:

	June 12, 2020	December 31, 2020
Expected volatility (%)	65.69%	164.43%
Risk-free interest rate (%)	0.18%	0.1%
Expected dividend yield	0.0%	0.0%
Contractual term (years)	1.5	0.95
Conversion price	(*)	(*)
Underlying share price (U.S. dollars)	0.21	0.045
Convertible notes amount	1,275	1,275
Fair value of the conversion feature (U.S. dollars in thousands)	285	381

(*)	the conversion price is 85% of the share price, during the period of 5 days preceding the conversion date.

Warrants

As mentioned above, as part of the Amendment, the Company issued to the Buyer 5,589,172 A warrants and 5,589,172 B warrants to purchase a total of 11,178,344 shares of Common Stock of the Company.

The fair value of such warrants as of the drawdowns dates was estimated at $301,665 using the Black-Scholes option-pricing model and is presented within the consolidated statements of changes in shareholders equity (deficit).

The following are the data and assumptions used:

Warrants A
Common Stock price	0.21
Expected volatility	65.31%
Expected term	1 years
Risk free rate	0.17%
Expected dividend yield	0%

Warrants B
Common Stock price	0.21
Expected volatility	68.73%
Expected term	2 years
Risk free rate	0.19%
Expected dividend yield	0%

Convertible Notes

The drawdowns notice amount, net of the Conversion Component and the warrants amounts (hereafter “Convertible notes”), is $580 thousand as of the agreement date. The convertible notes are accounted for according to the effective interest method.

CITRINE GLOBAL CORP.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 5 – CONVERTIBLE NOTES (cont’d)

On April 12, 2021, the parties to the Convertible Note Purchase Agreement (the “CL Agreement”) amended the CL Agreement to (i) change the annual interest on the Notes to nine percent (9%), applicable from January 1, 2021, (ii) ensure that the Company shall repay the loans at the time it consummates an investment in the amount of at least $5 million in the Company’s securities, and (iii) modify the exercise prices of each of the A Warrants and B Warrants to $0.10 per share, and the term of the A Warrants and B Warrants be extended by one year.

The Company concluded that the change in term does not constitute a trouble debt restructuring. Thereafter, the Company applied the guidance in ASC 470-50, Modifications and Extinguishments. The accounting treatment is determined by whether terms of the new debt and original debt are substantially different.

The new debt and the old debt are considered “substantially different” pursuant to ASC 470-50 when the present value of the cash flows under the terms of the new debt instrument is at least 10% different from the present value of the remaining cash flows under the terms of the original instrument (including the incremental fair value resulting from the change in the terms of the warrants held by the lender). If the original and new debt instruments are substantially different, the original debt is derecognized and the new debt should be initially recorded at fair value, with the difference recognized as an extinguishment gain or loss. Based on the analysis, the Company concluded that the change in terms should be accounted for as an extinguishment.

The extinguishment resulted in a loss of $620 thousands (including of $361 thousands – change in the fair value of the warrants which is considered transaction cost).

The fair value of the warrants was estimated using the Black-Scholes option pricing model. The assumptions used to perform the calculations are detailed below:

Fair value of the warrants immediately before the change:

Fair value of the warrants	A Warrant	B Warrant
Expected volatility (%)	150.5%	158.7%
Risk-free interest rate (%)	0.04%	0.08%
Expected dividend yield	0.0%	0.0%
Contractual term (years)	0.18	1.18
Conversion price	0.26	0.31
Underlying share price (U.S. dollars)	0.07	0.07
Fair value (U.S. dollars in thousands)	3	121

Fair value of the warrants immediately after the change:

Fair value of the warrants	A Warrant	B Warrant
Expected volatility (%)	158.7%	158.7%
Risk-free interest rate (%)	0.08%	0.22%
Expected dividend yield	0.0%	0.0%
Contractual term (years)	1.18	2.18
Conversion price	0.1	0.1
Underlying share price (U.S. dollars)	0.07	0.07
Fair value (U.S. dollars in thousands)	211	274

CITRINE GLOBAL CORP.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 5 – CONVERTIBLE NOTES (cont’d)

B.	On June 24, 2021, the Company received from Citrine 8 LP, a related party, a convertible loan of $350 thousands made under and pursuant to the CL Agreement. Citrine agreed to honor a Draw Down Notice for, and advanced to the Company, $350 thousands, under the terms of the CL Agreement. As provided for under the terms of the CL Agreement, Citrine 8 LP was also issued 10,500,105 A warrants and 10,500,105 B warrants for shares of common stock, where the A warrants are exercisable beginning December 24, 2021 through December 24, 2023 and the B warrants, in each case at a per share exercise price of $0.10 (the “June 24 Agreement”).

Convertible Component of the Loan

The fair value of the conversion feature (hereafter “Convertible Component”) was estimated using the Monte Carlo Simulation Model to compute the Convertible Component’s fair value. The assumptions used to perform the Monte-Carlo simulation model on June 24, 2021 were consistent with those utilized in the Company’s Black-Scholes valuation for stock options are detailed below:

June 24, 2021
Expected volatility (%)	156.8%
Risk-free interest rate (%)	0.17%
Expected dividend yield	0.0%
Contractual term (years)	1.5
Conversion price	(*)
Underlying share price (US dollars)	0.03
Convertible notes amount	397
Fair value of the conversion feature (US dollars in thousands)	117

(*)	the conversion price is 85% of the share price, during the period of 5 days preceding the conversion date.

Warrants

The fair value of such warrants granted as part of the June 24 agreement was estimated at $404 thousands using the Black-Scholes option-pricing model and recorded as additional paid-in capital on the balance sheet.

The assumptions used to perform the calculations are detailed below:

	A Warrant	B Warrant
Expected volatility (%)	156.8%	156.8%
Risk-free interest rate (%)	0.37%	0.59%
Expected dividend yield	0.0%	0.0%
Contractual term (years)	2.5	3.5
Conversion price	0.1	0.1
Underlying share price (U.S. dollars)	0.03	0.03
Fair value (U.S. dollars in thousands)	184	220

CITRINE GLOBAL CORP.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(U.S. dollars in thousands)

NOTE 5 – CONVERTIBLE NOTES (cont’d)

Fair Value Proportional Allocation for the June 24 Loan

The fair value of the note was estimated at $308 thousands. The note is accounted for according to the effective interest method.

Based on the above, the fair value proportion allocation as of June 24, 2021 was as follows:

June 24, 2021 (US dollars in thousands)
Conversion Component	$117
Warrants	172
Convertible Notes	61
Total	$350

C.	On August 13, 2021, the Company and the holders of $1,520 thousands in principal amount under the CL Agreement as detailed in Note 5A and 5B above, entered into an additional agreement pursuant to which, among other things, the following terms were effected:

(i)	Extension of the maturity date on the Outstanding CL Notes to July 31, 2023, provided, that if the Company consummates prior to maturity an investment of at least $5 million of the Company’s securities, then the Company shall repay the principal amount and accrued interest of the Notes from such proceeds;
(ii)	Amendment of the conversion price on the Outstanding CL Notes to a fixed conversion price of $0.10 per share; and
(iii)	Confirming the agreement of the holders of the Outstanding CL Notes to honor draw down notice for balance of remainder of the $1,800 thousands originally committed to under the CL Agreement (i.e., $280 thousands) through March 31, 2022.

The Company concluded that the change in term constitutes a trouble debt restructuring, due to its financial condition and the relief that the abovementioned changes provided.

A new effective interest rate was established based on the carrying value of the debt and the revised cash flows.

Following the abovementioned amendment on August 13, 2021, the conversion component is qualifying for the scope exception under ASC 815-10-15-74(a). In accordance with ASC 815-15-35-4, since the embedded conversion option in the convertible debt no longer meets the bifurcation criteria, the fair value of the conversion component, in the amount of $670,224, was reclassified from short-term liability to shareholders equity at that date.

Conversion feature In accordance with ASC 815-15-25, the conversion feature was considered embedded derivative instrument, and is to be recorded at its fair value separately from the convertible notes, within current liabilities in the Company’s balance sheet. The conversion component is then marked to market each reporting period with the resulting gains or losses shown in the statements of operations.

CITRINE GLOBAL CORP.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 5 – CONVERTIBLE NOTES (cont’d)

The fair value of the conversion feature (hereafter “Convertible Component”) was estimated using the Monte-Carlo simulation model to compute the Convertible Component’s fair value. The assumptions used to perform the Monte-Carlo simulation model were consistent with those utilized in the Company’s Black-Scholes valuation for stock options are detailed below:

Loan #1 that was amended on August 13, 2021:

	August 13, 2021	December 31, 2020
Expected volatility (%)	149.04%	164.43%
Risk-free interest rate (%)	0.05%	0.1%
Expected dividend yield	0.0%	0.0%
Contractual term (years)	0.34	0.95
Conversion price	(*)	(*)
Underlying share price (U.S. dollars)	0.05	0.045
Convertible notes amount	1,312	1,275
Fair value of the conversion feature (U.S. dollars in thousands)	379	381

(*)	the conversion price is 85% of the share price, during the period of 5 days preceding the conversion date

Loan #2 that was amended on August 13, 2021:

	August 13, 2021	June 24, 2021
Expected volatility (%)	151.48%	156.8%
Risk-free interest rate (%)	0.13%	0.17%
Expected dividend yield	0.0%	0.0%
Contractual term (years)	1.36	1.5
Conversion price	(*)	(*)
Underlying share price (U.S. dollars)	0.05	0.3
Convertible notes amount	397	397
Fair value of the conversion feature (U.S. dollars in thousands)	115	117

(*)	the conversion price is 85% of the share price, during the period of 5 days preceding the conversion date.

 Following the abovementioned amendment on August 13, 2021, the conversion component is qualifying for the scope exception under ASC 815-10-15-74(a). In accordance with ASC 815-15-35-4, since the embedded conversion option in the convertible debt no longer meets the bifurcation criteria, the fair value of the conversion component, in the amount of $670 thousands, was reclassified from short-term liability to shareholders equity at that date.

CITRINE GLOBAL CORP.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS